Financial risk management - Summary of hedging reserve (Details) - GBP (£) £ in Thousands	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Financial risk management
Cash flow hedge reserve	£ 723	£ (1,882)
Cost of hedging reserve	(500)	882
Total hedging reserve	£ 223	£ (1,000)	£ 4,002	£ 950